Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases
Within 1 year	¥ 47,208	$ 6,467	¥ 68,308
Between 1 and 2 years	38,430	5,265	43,221
Between 2 and 3 years	27,363	3,749	25,312
Between 3 and 4 years	9,960	1,365	13,334
Between 4 and 5 years	527	72
Total lease payment	123,488	16,918	150,175
Less imputed interest	(2,875)	(394)	(11,816)
Total operating lease liabilities	¥ 120,613	$ 16,524	¥ 138,359